Amounts due to / (from) related parties	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Amounts due to / (from) related parties

NOTE 5. RELATED PARTY TRANSACTIONS

Founder Shares

In February 2019, the Initial Stockholders purchased an aggregate of 100 shares of the Company’s common stock for an aggregate price of $25,000. On June 29, 2020, the Company effected a stock dividend of 43,125 shares of common stock for each share of common stock outstanding, resulting in an aggregate of 4,312,500 shares of common stock being held by the Initial Stockholders. On August 31, 2020, the Initial Stockholders transferred back to the Company 1,437,500 shares of common stock, for nominal consideration, which shares were cancelled, resulting in there being an aggregate of 2,875,000 shares of common stock outstanding and being held by the Initial Stockholders (the “Founder Shares”). That same day, CHLM Sponsor-1 LLC, an entity affiliated with Craig-Hallum Capital Group LLC, and certain of the Company’s directors, officers and affiliates of the Company’s management team purchased from CR Financial Holdings, Inc. an aggregate of 745,840 shares for an aggregate purchase price of $6,486. All share and per-share amounts have been retroactively restated to reflect the stock dividend and cancellation. The Founder’s Shares included an aggregate of up to 375,000 shares subject to forfeiture by the Sponsor to the extent that the underwriters’ over-allotment was not exercised in full or in part, so that the Sponsor would collectively own 20% of the Company’s issued and outstanding shares after the Initial Public Offering (excluding the Private Shares underlying the Private Securities). As a result of the underwriters’ election to fully exercise their over-allotment option, no Founder Shares are currently subject to forfeiture.

The Initial Stockholders have agreed, subject to certain limited exceptions, not to transfer, assign or sell any of the Founder Shares until (1) with respect to 50% of the Founder Shares, the earlier of six months after the completion of a Business Combination and the date on which the closing price of the common stock equals or exceeds $12.50 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30- trading day period commencing after a Business Combination and (2) with respect to the remaining 50% of the Founder Shares, six months after the completion of a Business Combination, or earlier, in either case, if, subsequent to a Business Combination, the Company completes a liquidation, merger, stock exchange or other similar transaction which results in all of the Company’s stockholders having the right to exchange their shares of common stock for cash, securities or other property.

Promissory Note — Related Party

On August 23, 2020, the Company issued an unsecured promissory note to the sponsor (the “Promissory Note”), pursuant to which the Company may borrow up to an aggregate principal amount of $200,000. The Promissory Note is non-interest bearing and payable on the earlier of (i) the consummation of the Initial Public Offering or (ii) the date on which the Company determines not to proceed with the Initial Public Offering. The outstanding balance under the Promissory Note of $200,000 was repaid at the closing of the Initial Public Offering on December 15, 2020.

Related Party Loans

In addition, in order to finance transaction costs in connection with a Business Combination, the Initial Stockholders, or certain of the Company’s officers and directors or their affiliates may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company would repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans would be repaid only out of funds held outside the Trust Account. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans, but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. The Working Capital Loans would be repaid upon consummation of a Business Combination, without interest.

NOTE 5 — RELATED PARTY TRANSACTIONS

Founder Shares

In February 2019, the Initial Stockholders purchased an aggregate of 100 shares of the Company’s common stock for an aggregate price of $25,000. On June 29, 2020, the Company effected a stock dividend of 43,125 shares of common stock for each share of common stock outstanding, resulting in an aggregate of 4,312,500 shares of common stock being held by the Initial Stockholders. On August 31, 2020, the Initial Stockholders transferred back to the Company 1,437,500 shares of common stock, for nominal consideration, which shares were cancelled, resulting in there being an aggregate of 2,875,000 shares of common stock outstanding and being held by the Initial Stockholders (the “Founder Shares”). That same day, CHLM Sponsor-1 LLC, an entity affiliated with Craig-Hallum Capital Group LLC, and certain of the Company’s directors, officers and affiliates of the Company’s management team purchased from CR Financial Holdings, Inc. an aggregate of 745,840 shares for an aggregate purchase price of $6,486. All share and per-share amounts have been retroactively restated to reflect the stock dividend and cancellation. The Founder’s Shares included an aggregate of up to 375,000 shares subject to forfeiture by the Sponsor to the extent that the underwriters’ over-allotment was not exercised in full or in part, so that the Sponsor would collectively own 20% of the Company’s issued and outstanding shares after the Initial Public Offering (excluding the Private Shares underlying the Private Securities). As a result of the underwriters’ election to fully exercise their over-allotment option, no Founder Shares are currently subject to forfeiture.

The Initial Stockholders have agreed, subject to certain limited exceptions, not to transfer, assign or sell any of the Founder Shares until (1) with respect to 50% of the Founder Shares, the earlier of six months after the completion of a Business Combination and the date on which the closing price of the common stock equals or exceeds $12.50 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing after a Business Combination and (2) with respect to the remaining 50% of the Founder Shares, six months after the completion of a Business Combination, or earlier, in either case, if, subsequent to a Business Combination, the Company completes a liquidation, merger, stock exchange or other similar transaction which results in all of the Company’s stockholders having the right to exchange their shares of common stock for cash, securities or other property.

Promissory Note — Related Party

On August 23, 2020, the Company issued an unsecured promissory note to the sponsor (the “Promissory Note”), pursuant to which the Company may borrow up to an aggregate principal amount of $200,000. The Promissory Note is non-interest bearing and payable on the earlier of (i) the consummation of the Initial Public Offering or (ii) the date on which the Company determines not to proceed with the Initial Public Offering. The outstanding balance under the Promissory Note of $200,000 was repaid at the closing of the Initial Public Offering on December 15, 2020.

Related Party Loans

In addition, in order to finance transaction costs in connection with a Business Combination, the Initial Stockholders, or certain of the Company’s officers and directors or their affiliates may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the

Company would repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans would be repaid only out of funds held outside the Trust Account. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans, but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. The Working Capital Loans would be repaid upon consummation of a Business Combination, without interest.

Reservoir Holdings Inc And Subsidiaries
Related Party Transaction [Line Items]
Amounts due to / (from) related parties

11. Amounts due to / (from) related parties

The Company has various shared services agreements with its majority shareholder and other affiliated entities under the control of its majority shareholder. These agreements cover services such as IT support and re-billed services of staff who perform services across multiple entities.

	2021	2020
	$	$
Due to Wesbild Inc.
Unsecured, bears no interest, with no specific terms of repayment	—	—
Due to Wesbild Holdings Ltd., parent company of Wesbild Inc.
Unsecured, bears no interest, with no specific terms of repayment	83,480	7,665
Sub-total	83,480	7,665
Due to (from) DRI Capital Inc., a subsidiary of Wesbild Holdings Ltd.
Unsecured, bears no interest, with no specific terms of repayment	81,738	(60,444)
Due to Reservoir Media Management (Canada) Inc., a subsidiary of Wesbild Holdings Ltd.
Unsecured, bears no interest, with no specific terms of repayment	124,954	47,108
Sub-total	206,692	(13,336)
	290,172	(5,671)